Schedule of Investments February 28, 2021 (unaudited)

Tortoise North American Pipeline Fund

	Shares	Fair Value
Common Stock—79.8% (1)
Canada Crude Oil Pipelines—15.5% (1)
Enbridge Inc.	826,652	$27,949,104
Gibson Energy Inc.	292,509	4,978,583
Inter Pipeline Ltd.	859,349	12,094,091
Pembina Pipeline Corporation	554,488	14,099,664

		59,121,442

Canada Natural Gas/Natural Gas Liquids Pipelines—11.3% (1)
AltaGas Ltd.	559,019	8,473,579
Keyera Corp.	442,117	8,570,664
TC Energy Corporation	614,184	25,752,735

		42,796,978

United States Crude Oil Pipelines—0.3% (1)
Plains GP Holdings, L.P.	141,841	1,222,670

United States Local Distribution Companies—17.6% (1)
Atmos Energy Corporation	151,072	12,782,202
Chesapeake Utilities Corporation	34,826	3,682,153
New Jersey Resources Corporation	192,244	7,553,267
NiSource Inc.	636,701	13,752,742
Northwest Natural Holding Co.	60,457	2,901,331
ONE Gas, Inc.	106,190	7,111,544
South Jersey Industries, Inc.	201,056	5,048,516
Southwest Gas Corporation	113,659	7,086,639
Spire Inc.	103,160	6,851,887

		66,770,281

United States Natural Gas Gathering/Processing—8.0% (1)
Antero Midstream Corp.	571,888	5,044,052
Archrock, Inc.	254,025	2,618,998
EnLink Midstream, LLC	513,270	1,976,089
Equitrans Midstream Corp.	812,924	5,877,439
Hess Midstream LP	12,537	262,901
Rattler Midstream LP	33,228	365,508
Targa Resources Corp.	457,148	14,139,588

		30,284,575

United States Natural Gas/Natural Gas Liquids Pipelines—27.1% (1)
Altus Midstream Co.	5,121	271,106
Cheniere Energy, Inc. (2)	244,362	16,467,555
Kinder Morgan, Inc.	1,899,660	27,925,002
National Fuel Gas Company	181,969	8,268,671
New Fortress Energy LLC	33,367	1,576,925
ONEOK, Inc.	457,746	20,273,570
The Williams Companies, Inc.	1,238,242	28,281,447

		103,064,276

Total Common Stock
(Cost $322,528,903)		303,260,222

Master Limited Partnerships—20.0% (1)
United States Crude Oil Pipelines—1.7% (1)
BP Midstream Partners LP	32,478	370,574
Delek Logistics Partners LP	6,282	231,680
Genesis Energy, L.P.	80,416	634,482
NuStar Energy L.P.	74,139	1,327,088
PBF Logistics LP	18,836	216,426
Plains All American Pipeline, L.P.	343,180	2,896,439
Shell Midstream Partners, L.P.	92,058	1,008,035

		6,684,724

United States Natural Gas Gathering/Processing—1.2% (1)
Crestwood Equity Partners LP	36,689	805,324
Enable Midstream Partners, LP	65,842	435,874
Noble Midstream Partners LP	25,308	354,312
Oasis Midstream Partners LP	8,261	158,198
USA Compression Partners LP	35,019	489,566
Western Midstream Partners LP	140,059	2,329,181

		4,572,455

United States Natural Gas/Natural Gas Liquids Pipelines—12.6% (1)
Cheniere Energy Partners, L.P.	43,897	1,744,906
DCP Midstream Partners, LP	69,232	1,513,411
Energy Transfer LP	2,280,751	17,424,938
Enterprise Products Partners L.P.	1,214,801	25,899,557
TC PipeLines, LP	39,155	1,140,194

		47,723,006

United States Refined Product Pipelines—4.5% (1)
CrossAmerica Partners LP	13,792	236,119
Global Partners LP	20,596	415,421
Holly Energy Partners, L.P.	32,093	552,962
Magellan Midstream Partners, L.P.	169,232	7,051,897
MPLX LP	267,465	6,368,342
Phillips 66 Partners LP	43,470	1,159,780
Sprague Resources LP	7,625	164,621
Sunoco LP	40,720	1,246,032

		17,195,174

Total Master Limited Partnerships
(Cost $79,228,154)		76,175,359

Short-Term Investment—0.1% (1)
United States Investment Company—0.1% (1)
Invesco Government & Agency Portfolio—Institutional Class, 0.03% (3)
(Cost $271,164)	271,164	271,164

Total Investments—99.9% (1) (Cost $402,028,221)		379,706,745
Other Assets in Excess of Liabilities, Net—0.1%(1)		262,884

Total Net Assets—100.0%(1)		$379,969,629

(1)	Calculated as a percentage of net assets.
(2)	Non-income producing security.
(3)	Rate indicated is the current yield as of February 28, 2021.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1—Quoted prices in active markets for identical assets or liabilities.

Level 2—Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Significant unobservable inputs for the asset or liability, representing the Fund’s view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of February 28, 2021:

	Level 1	Level 2	Level 3	Total
Common Stock	$303,260,222	$—	$—	$303,260,222
Master Limited Partnerships	76,175,359	—	—	76,175,359
Short-Term Investment	271,164	—	—	271,164

Total Investments	$379,706,745	$—	$—	$379,706,745

Refer to the Fund’s Schedule of Investments for additional industry information.